Performance Management - Akre Focus ETF	Oct. 15, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. As of the close of business on October 24, 2025, the Fund has adopted the performance history of the Akre Focus Fund, which operated as a mutual fund using the same investment strategies (the “Predecessor Fund”). The Predecessor Fund’s Retail Class shares and Supra Institutional Class shares were merged into the Institutional Class prior to the Predecessor Fund’s reorganization into the Fund. The bar chart shows the Predecessor Fund’s performance for the calendar years ended December 31. The table illustrates how the Predecessor Fund’s average annual returns for one-year, five-years, ten-years, and since inception periods compare with those of a broad measure of market performance and an additional index the Adviser believes represents the Fund’s investment strategy. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.akrefund.com.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table illustrates how the Predecessor Fund’s average annual returns for one-year, five-years, ten-years, and since inception periods compare with those of a broad measure of market performance and an additional index the Adviser believes represents the Fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	The Predecessor Fund’s Institutional Class year-to-date return as of September 30, 2025 was 4.14%.

Best Quarter:	June 30, 2020	21.66%
Worst Quarter:	June 30, 2022	-13.03%

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	4.14%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(13.03%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Predecessor Fund(for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Footnotes	The Adviser believes that the additional index reasonably represents the market sectors in which the Fund invests.(2)The Fund commenced operations on October 27, 2025. Performance shown prior to the inception of the Fund, is that of the Predecessor Fund’s Institutional Class shares. Since Inception returns are from August 31, 2009, for the Predecessor Fund’s Institutional Class shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Performance Availability Website Address [Text]	www.akrefund.com